Cover Page	Jul. 17, 2026	Jul. 07, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 17, 2026
Entity Registrant Name		T STAMP INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41252
Entity Tax Identification Number		81-3777260
Entity Address, Address Line One		3017 Bolling Way NE
Entity Address, Address Line Two		Floor 2
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30305
City Area Code		404
Local Phone Number		806-9906
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001718939